First Trust S-Network Streaming and Gaming ETF Expense Example, No Redemption - First Trust S-Network Streaming and Gaming ETF - First Trust S-Network Streaming and Gaming ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 72
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	390
Expense Example, No Redemption, 10 Years	$ 871